Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments
Schedule of fair value of the derivative liabilities

	As of
	December 31,
	2020	2021
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	20,337	9,245
Total	20,337	9,245
Derivative financial instruments—current liability	8,185	5,184
Derivative financial instruments—non-current liability	12,152	4,061
Total	20,337	9,245

Schedule of interest rate swaps held for trading

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2020	2021
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%/1.43%*	130,000	—
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%/1.52%*	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%/1.99%*	80,000	80,000
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	July 2024	3.146%	48,889	48,889
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	April 2025	3.069%	40,000	40,000
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	July 2024	3.24%	24,444	24,444
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	April 2025	3.176%	20,000	20,000
					Total	473,333	343,333

Schedule of analysis of loss/(gain) on derivatives

	For the year ended
	December 31,
	2019	2020	2021
Realized (gain)/loss on interest rate swaps held for trading	(2,358)	6,300	8,596
Realized loss on forward foreign exchange contracts held for trading	1,295	61	—
Unrealized loss/(gain) on interest rate swaps held for trading	14,381	8,623	(11,092)
Unrealized gain on forward foreign exchange contracts held for trading	(523)	(55)	—
Total loss/(gain) on derivatives	12,795	14,929	(2,496)